Collaboration agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration agreements

15. Collaboration agreements

Jazz collaboration and license agreement

Agreement summary

On January 2, 2019, the Company entered into a Collaboration and License Agreement (the Jazz Collaboration Agreement) with Jazz focused on the research, development and commercialization of exosome therapeutics to treat cancer. The Company granted Jazz an exclusive, worldwide, sublicensable, royalty-bearing license to develop, manufacture and commercialize therapeutic candidates directed at up to five oncogene targets (each, a Development and Commercialization License) to be developed using the Company’s engEx Platform for exosome therapeutics. The targets, which include NRAS and STAT3, have been validated in hematological malignancies and solid tumors but generally have been undruggable with current modalities.

Four of the targets were identified at the inception of the collaboration (the Initial Collaboration Targets) and Jazz has the option to select a fifth target in accordance with the terms of the Jazz Collaboration Agreement (an Additional Target). Jazz will also have the option to nominate an additional target (a Replacement Target) if two of the Initial Collaboration Targets fail prior to acceptance of an Investigational New Drug application (IND). As set forth in the Jazz Collaboration Agreement, early development will also include different engineered exosomes directed to the same target (each, a Backup Candidate).

Under the terms of the Jazz Collaboration Agreement, the Company is responsible for the initial development of therapeutic candidates directed at all five targets as well as the costs associated with such development activities. In addition, the Company is responsible for development costs up to and including IND acceptance, and certain development costs of the Phase 1, Phase 1/2 and Phase 2 clinical trials for each of the first two therapeutic candidates to commence clinical trials.

Following the conclusion of the applicable clinical trials for the first two candidates, and for the remaining three candidates, Jazz will be responsible for the further development and associated costs of the therapeutic candidates, including all Phase 3 and any Phase 4 clinical trials, potential regulatory submissions and commercialization for each product at its sole cost and expense. The Company has the option to participate in co-commercialization and cost/profit-sharing in the US and Canada on up to two products, subject to a one-time veto right by Jazz (which exercise of such veto may result in an additional $20.0 million milestone payment to the Company related to regulatory approval of the product). Should the Company choose to exercise this option, the Company and Jazz will equally split most of the remaining development costs and the net profits or losses in the US and Canada, while the Company would receive milestones and royalties for sales in other parts of the world. In the event that the Company does not exercise its option, the Company will receive milestones and royalties based upon sales worldwide.

As part of the Jazz Collaboration Agreement, Jazz has paid the Company an up-front payment of $56.0 million. The Company is eligible to receive up to $20.0 million in preclinical development milestone payments, the first of which is for $10.0 million and will be due from Jazz upon the second initiation of IND-enabling toxicology studies for a collaboration target. The Company is also eligible to receive milestone payments totaling up to $200.0 million per product based on IND acceptance, clinical and regulatory milestones, including approvals in the US, the EU and Japan, and sales milestones. In addition, the Company will receive tiered royalties on net sales of each approved product, with percentages ranging from mid-single digits in the lowest tier to high teens in the highest tier, excluding such net sales in the US and Canada if the Company has exercised its option to co-commercialize the related product. The milestone and royalty payments are each subject to reduction under certain specified conditions set forth in the Jazz Collaboration Agreement, provided, however, that in the case of a termination with respect to a licensed compound that is a Development Candidate (as defined below), Jazz will maintain its obligation to reimburse the Company for certain development costs.

Either party can terminate the agreement with respect to a region and a target upon the other party’s material breach relating to such region and target, subject to specified notice and cure provisions. Jazz also has the right to terminate the agreement in its entirety or in part (with respect to a particular collaboration target, research program, licensed compound or product, region or, in some cases, country) for convenience at any time upon 180 days’ written notice or for safety reasons immediately upon notice, provided, however, that in the case of a termination for convenience with respect to a licensed compound that is a Development Candidate, Jazz will maintain its obligation to reimburse the Company for certain development costs.

Absent early termination, the term of the Jazz Collaboration Agreement will continue on a country-by-country basis and licensed product-by-licensed product basis, until the expiration of the royalty payment obligations for the country and the licensed product (or, in the case of a shared territory for an optioned product, will continue for so long as such optioned product is being sold by Jazz or its affiliates or sublicensees in the shared territory). Any expiration or termination of the Jazz Collaboration Agreement does not affect the rights and obligations of the parties that accrued prior to the expiration or termination date. Upon termination of the Jazz Collaboration Agreement, all licenses granted by the Company to Jazz will immediately terminate.

Accounting analysis

The Company evaluated the Jazz Collaboration Agreement in accordance with the provisions of ASC 606. The Company concluded that the contract counterparty is a customer in the arrangement. The Company’s obligations under the Jazz Collaboration Agreement comprise the following substantive promises:

•	Development and Commercialization Licenses for each of the Initial Collaboration Targets (each, a Development and Commercialization License Promise)

•

Research services related to the conduct of the applicable work plan, which provides a framework for the applicable research activities, performed on a target-by-target basis, pursuant to a program aimed at identifying and evaluating exosome therapeutics directed to the individual targets (each such program for research activities, a Research Program) and sets forth the specific activities to be undertaken over the course of such Research Program, including the associated objectives and timelines therefor (each, a Work Plan) for each of the four Initial Collaboration Targets that are the subject of the collaboration (each, a Research Services Promise)

•

Preclinical and clinical services related to the completion of the Early Development Plans (as defined below) for each of the four Initial Collaboration Targets that are the subject of the collaboration (each, a Development Services Promise)

•

Material right associated with Jazz’s ability to obtain either: (i) a Development and Commercialization License, research services pursuant to an associated Work Plan, and preclinical and clinical services pursuant to an associated plan that describes the preclinical studies, manufacturing process development, and clinical development to be performed with respect to an applicable product candidate that the parties determine is suitable for IND-enabling studies (each such product candidate, a Development Candidate) and the associated timelines, budget and resource allocation therefore (each, an Early Development Plan) for an Additional Target or (ii) research services pursuant to an associated Work Plan and preclinical and clinical services pursuant to an associated Early Development Plan for an additional Research Program for one of the Initial Collaboration Targets (an Additional Research Program, and such material right, the Program Material Right Promise)

•

Material right associated with Jazz’s ability to obtain a Development and Commercialization License, research services pursuant to an associated Work Plan and preclinical and clinical services pursuant to an associated Early Development Plan for a Replacement Target (the Replacement Target Material Right Promise)

•	Material rights associated with Jazz’s ability to obtain services with respect to non-GLP toxicology studies for two Backup Candidates (each a Backup Candidate Material Right Promise)

For purposes of evaluating the Jazz Collaboration Agreement in accordance with ASC 606, the Company has determined that the ability for Jazz to either nominate an Additional Target or request an Additional Research Program represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods and services to comparable customers. More specifically, the Development and Commercialization License and associated research services under the related Work Plan that would be provided pursuant to Jazz’s option to include an Additional Target within the scope of the arrangement would be provided at no additional cost to Jazz. Similarly, the research services under a Work Plan that would be provided upon an exercise of Jazz’s option to request an Additional Research Program would be provided at no additional cost to Jazz. Additionally, the Company has determined that the ability for Jazz to elect a Replacement Target represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods and services to comparable customers. Consistent with an Additional Target, to the extent Jazz requests that a Replacement Target be included within the scope of the arrangement, the Development and Commercialization License and associated research services under the related Work Plan would be provided at no additional cost to Jazz. Lastly, the Company determined that the ability for Jazz to request the Company to render services with respect to non-GLP toxicology studies for certain Backup Candidates represents a material right because the pricing inherent in such option also provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related services to comparable customers. Along the same lines as the other material rights, upon Jazz’s exercise, the Company would render services with respect to the conduct of non-GLP toxicology studies for one Backup Candidate for each of the first two Development Candidates at no cost to Jazz.

For purposes of evaluating the Jazz Collaboration Agreement in accordance with ASC 606, the Company determined that the Development and Commercialization License Promise for each of the Initial Collaboration Targets is neither capable of being distinct nor distinct within the context of the contract from the associated Research Services Promise and Development Services Promise. Due to the specialized nature of the services to be provided by the Company, specifically with respect to the Company’s proprietary expertise related to exosome engineering and manufacturing, the customer cannot benefit from or utilize the license without the research and development services. Moreover, the Company concluded that the Development and Commercialization License Promise, Research Services Promise and Development Services Promise for each individual target are interrelated to and interdependent on each other. Due to the nature of the services and capabilities of the parties, the customer cannot derive its intended benefit from the license without the accompanying research and development services to be performed pursuant to the underlying Work Plans and Early Development Plans. The nature of the combined performance obligation is to provide certain research and development services for targets that are designated for inclusion in the arrangement in order to transfer a combined item to the customer in the form of a product candidate for which human proof of concept has been established. As such, the Company has treated the Development and Commercialization License Promise, Research Services Promise and Development Services Promise related to each target as a combined performance obligation (each, a License and Services Performance Obligation; collectively, the License and Services Performance Obligations). However, the Company has determined that the License and Services Performance Obligation associated with each target is distinct from the License and Services Performance Obligation for the other targets because: (i) Jazz can benefit from the license and research and development services for a given target on their own since the results related thereto can be evaluated discretely and (ii) each bundle for an individual target is separately identifiable since it does not affect either the Company’s ability to perform or Jazz’s ability to assess the program for any other target. Thus, the License and Services Performance Obligation for each target is a separate performance obligation. Each of the material right promises has been deemed a distinct performance obligation due to their nature as specified in ASC 606. Therefore, the Company has identified the following eight performance obligations in connection with its obligations under the Jazz Collaboration Agreement:

•

Combined performance obligation comprising the Development and Commercialization License Promise, Research Services Promise and Development Services Promise for each of the four Initial Collaboration Targets (the License and Services Performance Obligation: Initial Collaboration Target #1, License and Services Performance Obligation: Initial Collaboration Target #2, License and Services Performance Obligation: Initial Collaboration Target #3 and License and Services Performance Obligation: Initial Collaboration Target #4, respectively)

•	Material right associated with Jazz’s option to request either: (i) an Additional Target or (ii) an Additional Research Program (the Additional Target or Program Material Right Performance Obligation)

•	Material right associated with Jazz’s option to request a Replacement Target (the Replacement Target Material Right Performance Obligation)

•

Material right associated with Jazz’s option to request certain Backup Candidates (the Backup Candidate Material Right Performance Obligation: Backup Candidate #1 and Backup Candidate Material Right Performance Obligation: Backup Candidate #2, respectively)

At inception of the arrangement, the Company measured the transaction price solely in reference to the $56.0 million non-refundable and non-creditable up-front payment. None of the variable consideration payable under the arrangement was included in the transaction price at inception. The Company estimates the amount of variable consideration to which it expects to be entitled associated with cost reimbursements, in addition to preclinical development, IND acceptance, clinical and regulatory milestones, using the most likely amount method. The Company did not include any cost reimbursements in the transaction price at inception due to the uncertainty around the Company’s receipt of such amounts as it is dependent upon viable product candidates progressing through development. All preclinical development, IND acceptance, clinical and regulatory milestone payments have been excluded from the transaction price at inception due to the uncertainty of initiating the specified phase of preclinical development, achieving the associated development criteria or receiving approval or acknowledgement from the relevant regulatory authorities. Further, regulatory milestone payments will be excluded from the transaction price until the associated regulatory milestone is achieved. The sales milestone payments, royalties and profit share are subject to the royalty recognition constraint because the associated license is deemed to be the sole or predominant item to which the payments relate. The Company will update its assessment of the estimated transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. There have been no changes to the Company’s estimate of variable consideration through September 30, 2020.

The Company allocated the transaction price of $56.0 million to each of the identified performance obligations on a relative standalone selling price basis. Certain elements of variable consideration are attributable to specific performance obligations; however, no amounts of variable consideration have been included in the transaction price. Through September 30, 2020, the Company has not achieved any preclinical development, IND acceptance, clinical, regulatory or sales milestones or earned any royalties or profit share under the Jazz Collaboration Agreement. The Company determined the standalone selling prices for each of the performance obligations included in the Jazz Collaboration Agreement considering relevant market conditions, entity-specific factors and information about the customer, while maximizing the use of available observable inputs. As a result, the transaction price was allocated to the identified performance obligations as follows (in thousands):

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation: Initial Collaboration Target #1	$10,792
License and Services Performance Obligation: Initial Collaboration Target #2	12,974
License and Services Performance Obligation: Initial Collaboration Target #3	12,643
License and Services Performance Obligation: Initial Collaboration Target #4	15,062
Additional Target or Program Material Right Performance Obligation	3,237
Replacement Target Material Right Performance Obligation	1,198
Backup Candidate Material Right Performance Obligation: Backup Candidate #1	47
Backup Candidate Material Right Performance Obligation: Backup Candidate #2	47

Transaction Price	$56,000

The standalone selling price for each of the License and Services Performance Obligations was estimated using a hybrid approach whereby the standalone selling price for each of the Development and Commercialization License Promises was estimated using an income approach, while the standalone selling price of the Research Services Promises and Development Services Promises for each of the plans associated with the individual targets were estimated using an expected cost-plus margin approach. The discounted cash flow analysis utilized in deriving the estimated standalone selling price for each of the Development and Commercialization License Promises included such key assumptions as: development timeline, revenue forecast, discount rate and probabilities of technical and regulatory success. The cost-plus margin approach utilized in deriving the estimated standalone selling price for the Research Services Promises and Development Services Promises for each target was based on the estimate of the overall effort to perform the underlying Work Plans and Early Development Plans and an estimated market rate for the associated services. The standalone selling prices for the Additional Target or Program Material Right Performance Obligation and Replacement Target Material Right Performance Obligation were estimated based on a similar hybrid approach as the License and Services Performance Obligations, but also contemplated the discount the customer could receive without exercising the corresponding option and the likelihood that the respective option will be exercised. The standalone selling price for the Additional Target or Program Material Right Performance Obligation also reflects the likelihood that each of the alternatives will be selected by Jazz. Lastly, the standalone selling prices for the Backup Candidate Material Right Performance Obligations was estimated using an expected cost-plus margin approach based on the estimate of the overall effort to perform the associated non-GLP toxicology studies.

Amounts allocated to each of the License and Services Performance Obligations is recognized as revenue over time commensurate with the term of the associated Research Program and development activities performed pursuant to a program focused on establishing human proof-of-concept for a given target using a proportional performance model which depicts the Company’s performance in transferring control to the customer. The Company utilizes a cost-based input method to measure progress because such method best reflects the satisfaction of the performance obligation as the underlying services are provided. In applying the cost-based input method of revenue recognition, the Company uses actual costs incurred relative to the budgeted costs to complete each of the respective programs. These costs consist primarily of internal full-time equivalent effort and third-party costs. Allocated amounts are recognized as revenue based on actual costs incurred as a percentage of total budgeted costs. A cost-based input method of revenue recognition requires management to make estimates of costs to complete the Company’s performance obligations. In making such estimates, significant judgment is required to evaluate assumptions related to cost estimates. The cumulative effect of revisions to estimated costs to complete the programs is recorded in the period in which changes are identified and amounts can be reasonably estimated. A significant change in these assumptions and estimates could have a material impact on the timing and amount of revenue recognized in future periods. As of September 30, 2020, there has been no significant change in the Company’s assumptions or estimates related to the costs to complete. Amounts allocated to each of the Additional Target or Program Material Right Performance Obligation, Replacement Target Material Right Performance Obligation and Backup Candidate Material Right Performance Obligations will be recognized as revenue upon the earlier of when: (i) the option is exercised wherein the future goods and/or services are transferred or (ii) the option expires. As of September 30, 2020, all of the material rights are outstanding as none of the material rights have either been exercised or have expired.

The aggregate amount of the transaction price allocated to the License and Services Performance Obligations that were unsatisfied, as of September 30, 2020 was $50.6 million, which is expected to be recognized over the respective term of the associated Research Program and development activities for each target, through approximately 2025. The aggregate amount of the transaction price allocated to all other performance obligations that were unsatisfied as of September 30, 2020 was $4.5 million, which is expected to be recognized upon the earlier of when the respective option is exercised or expires.

The Company’s revenue of $0.2 million during each of the three and nine months ended September 30, 2019 was generated solely from the Jazz Collaboration Agreement. During the three and nine months ended September 30, 2020, the Company recognized $0.2 million and $0.5 million, respectively, of revenue associated with the Jazz Collaboration Agreement. As of September 30, 2020 and December 31, 2019, the Company had $55.1 million and $55.6 million, respectively, of deferred revenue related to the Company’s collaboration with Jazz which is classified as current or long-term in the accompanying condensed consolidated balance sheets based on the expected timing of satisfaction of the underlying goods and/or services. During the three months ended September 30, 2020 and 2019, the Company incurred $1.0 million and $0.8 million of costs associated with its obligations under the arrangement with Jazz which is classified within research and development expenses in the accompanying condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2020 and 2019, the Company incurred $2.6 million and $1.3 million of costs associated with its obligations under the Jazz Collaboration Agreement, which is classified within research and development expenses in the accompanying condensed consolidated statements of operations and comprehensive loss.

Sarepta license and option agreement

Agreement summary

On June 17, 2020, the Company entered into a two-year Research License and Option Agreement (the Sarepta Research Agreement) with Sarepta focused on the use of exosomes for non-viral delivery of AAV, gene-editing and RNA therapeutics to address five agreed targets associated with neuromuscular diseases. Pursuant to the Sarepta Research Agreement, the Company is receiving funding to conduct collaborative research and Sarepta has options to enter into exclusive, worldwide licenses for each of the agreed targets to develop, commercialize and manufacture therapeutic candidates developed using the Company’s engEx Platform. For each target option exercised, the Company will be eligible to receive an option exercise fee, milestones and royalties. Each target is well-understood to be therapeutically relevant to its associated neuromuscular disease.

Under the terms of the Sarepta Research Agreement, the Company granted to Sarepta a non-exclusive, royalty-free, worldwide license, with a limited right to sublicense, to use certain intellectual property of the Company in the conduct of activities for which Sarepta is responsible under the Sarepta Research Agreement (the Research License). The Sarepta Research Agreement provides that the activities conducted by the parties will be performed in accordance with a research plan which sets forth the activities to be undertaken over the course of the Sarepta Research Agreement covering all targets included in the agreement (the Research Plan). The Company is responsible for the conduct of all activities to which it is assigned under the Research Plan. The Sarepta Research Agreement initially covers five agreed targets as selected by Sarepta at inception of the Sarepta Research Agreement (each, a Research Target). However, Sarepta has the right to replace up to two of the Research Targets with certain other agreed pre-named targets. To the extent a target is replaced, the original target is discontinued as a Research Target under the arrangement and the replacement target becomes a Research Target under the Sarepta Research Agreement.

Pursuant to the terms of the Sarepta Research Agreement, the Company granted to Sarepta an option to obtain an exclusive, worldwide, sublicensable license to use certain intellectual property of the Company for the development, manufacturing and commercialization of exosome therapeutic candidates directed to one or more of the Research Targets (each, a Sarepta Option). Each of the licenses that would be issued upon exercise of a Sarepta Option cover the use of the Company’s intellectual property in the exploitation of therapeutics directed to a particular target (each, a Development and Commercialization License). Sarepta Options may be exercised on a Research Target-by-Research Target basis any time prior to completion of the research activities for the respective target, but not later than June 17, 2022, subject to extension to December 17, 2022 (the Option Term). Following option exercise, the parties will execute a definitive license agreement that outlines the terms and conditions of the collaboration arrangement that would govern the further development and commercialization of exosome therapeutics directed to the subject target (the Collaboration Agreement), contingent on remittance of the option exercise fee.

Under the terms of the Collaboration Agreement which would be entered into upon the exercise of a Sarepta Option, the Company would be responsible for the conduct of the associated preclinical development through the generation of a development candidate directed to the applicable target in accordance with a plan which sets forth the activities to be conducted with respect to each preclinical development program (each, a Preclinical Development Plan). Additionally, the Company is obligated to provide manufacturing and supply through the completion of Phase 2 clinical trials. The Company is entitled to receive reimbursement of costs incurred with respect to the activities performed in the execution of the Preclinical Development Plans and any manufacturing activities. Following the selection of a development candidate from a preclinical development program, Sarepta is responsible for any further development, regulatory matters and commercialization at its sole cost and expense.

Under the terms of the Sarepta Research Agreement, the Company received up-front and non-refundable cash payments totaling $10.0 million, consisting of a $7.0 million up-front payment and a $3.0 million up-front research services prepayment. In addition, the Company is eligible for the reimbursement of costs incurred in the execution of the Research Plan. To the extent Sarepta exercises its option and the parties enter into a Collaboration Agreement with respect to any target included in the arrangement, Sarepta would be obligated to remit an option exercise payment of $12.5 million to the Company per target, up to a total of $62.5 million if all options are exercised. Conditional on the exercise of a Sarepta Option and execution of a Collaboration Agreement, the Company may earn potential development and regulatory milestones and tiered royalties on net sales of licensed products. The Company is eligible to receive up to $192.5 million in development and regulatory milestones per target. One of the selected targets is eligible to generate additional milestone payments on the achievement of certain development and regulatory milestones. Also, to the extent any of the product candidates are commercialized, the Company would be entitled to receive tiered royalty payments ranging from the mid-single digits in the lowest tier to the low teens in the highest tier. Royalties are payable on a licensed product-by-licensed product and country-by-country basis from the first commercial sale until the later of (i) 10 years from first commercial sale, (ii) expiration of all valid claims of licensed patent rights and (iii) expiration of regulatory exclusivity. The royalty payments are subject to reduction under certain conditions to be specified in the Collaboration Agreement.

Either party can terminate the Sarepta Research Agreement upon the other party’s material breach, subject to specified notice and cure provisions. Sarepta also has the right to terminate the Sarepta Research Agreement in its entirety or in part (with respect to a particular target) for convenience at any time upon specified written notice, subject to an obligation to pay the Company’s related personnel costs for a specified period of time after the effective date of termination as well as to pay for any unavoidable costs as a result of the termination. Any expiration or termination of the Sarepta Research Agreement does not affect the rights and obligations of the parties that accrued prior to the expiration or termination date. Upon termination of the Sarepta Research Agreement, the license and options granted by the Company to Sarepta will immediately terminate.

Absent early termination, the term of the Sarepta Research Agreement will continue for two years plus additional specified time, if needed, for the execution of the Collaboration Agreement should Sarepta exercise its option.

Accounting analysis

The Company evaluated the Sarepta Research Agreement in accordance with the provisions of ASC 606. The Company concluded that the contract counterparty is a customer in the arrangement. The Company’s obligations under the Sarepta Research Agreement comprise the following seven substantive promises:

•	Research License covering all of the Research Targets that are the subject of the research alliance (the Research License Promise)

•	Research services related to the conduct of the Research Plan covering all of the Research Targets that are the subject of the research alliance (the Research Services Promise)

•

Material rights associated with Sarepta’s ability to obtain a Development and Commercialization License and related preclinical development services and manufacturing for each of the five Research Targets that are the subject of the research alliance (each, a Material Right Promise)

For purposes of evaluating the Sarepta Research Agreement in accordance with ASC 606, the Company determined that the ability for Sarepta to acquire a Development and Commercialization License and the related preclinical development services and manufacturing for each of the Research Targets that are the subject of the arrangement represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods to comparable customers. More specifically, primarily as a function of the economics of the arrangement whereby the consideration to be received exceeds the value of the license and services to be provided, the pricing of the option was determined to contain an implicit discount.

For purposes of evaluating the Sarepta Research Agreement in accordance with ASC 606, the Company determined that the Research License Promise is neither capable of being distinct nor distinct within the context of the contract from the associated Research Services Promise. Due to the specialized nature of the services to be provided by the Company, specifically with respect to the Company’s proprietary expertise related to exosome engineering and manufacturing, the customer cannot benefit from the license without the research services. Furthermore, Sarepta will be utilizing the license to perform additional discovery and research efforts as part of the overall work being conducted by the Company. As such, the license rights do not have utility outside of the context of the activities under the Research Plan. Moreover, the Company concluded that the Research License Promise and Research Services Promise are interrelated to and interdependent on each other. Due to the nature of the services and capabilities of the parties, the customer cannot derive its intended benefit from the license without the accompanying research services to be performed pursuant to the underlying Research Plan. The nature of the combined performance obligation is to provide certain research services for targets that are designated for inclusion in the arrangement in order to transfer a combined item to the customer in the form of certain exosome-based constructs from which product candidates can be derived. As such, the Company has treated the Research License Promise and Research Services Promise as a combined performance obligation. Each of the material right promises has been deemed a distinct performance obligation due to their nature as specified in ASC 606. Therefore, the Company has identified the following six performance obligations in connection with its obligations under the Sarepta Research Agreement:

•	Combined performance obligation comprising the Research License Promise and Research Services Promise (the Research License and Services Performance Obligation)

•

Material rights associated with Sarepta’s option to obtain a Development and Commercialization License and related preclinical development services and manufacturing for each Research Target (the Material Right Performance Obligation: Research Target #1, Material Right Performance Obligation: Research Target #2, Material Right Performance Obligation: Research Target #3, Material Right Performance Obligation: Research Target #4 and Material Right Performance Obligation: Research Target #5, respectively)

At inception of the Sarepta Research Agreement, the Company determined that the aggregate transaction price totaled approximately $18.0 million which comprises: (i) $7.0 million up-front payment, (ii) $3.0 million up-front research services prepayment and (iii) $8.0 million related to the estimate of cost reimbursements to be received for activities performed under the Research Plan. The Company estimates the amount of variable consideration to which it expects to be entitled associated with cost reimbursements using the most likely amount method. The Company will update its assessment of the estimated transaction price, including a reevaluation of the constraint, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. Amounts that may become due under the Collaboration Agreement and the associated option exercise fee have been excluded from the measurement of the transaction price.

The Company allocated the transaction price to each of the identified performance obligations on a relative standalone selling price basis, or in the case of variable consideration, to one or more specific performance obligations. The Company determined the standalone selling prices for each of the performance obligations included in the Sarepta Research Agreement considering relevant market conditions, entity-specific factors and information about the customer, while maximizing the use of available observable inputs. As a result, the transaction price was allocated to the identified performance obligations as follows:

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
Research License and Services Performance Obligation	$11,000
Material Right Performance Obligation: Research Target #1	1,400
Material Right Performance Obligation: Research Target #2	1,400
Material Right Performance Obligation: Research Target #3	1,400
Material Right Performance Obligation: Research Target #4	1,400
Material Right Performance Obligation: Research Target #5	1,400

Transaction Price	$18,000

The standalone selling price for the Research License and Services Performance Obligation was estimated primarily using an expected cost-plus margin approach. The cost-plus margin approach utilized in deriving the estimated standalone selling price was based on the estimate of the overall effort to perform the underlying Research Plan and an estimated market rate for the associated services. The Company determined that the standalone selling price for each of the Material Right Performance Obligations is the same across all targets. The Company considered factors such as the early stage of development, license rights and likelihood of exercise.

Amounts allocated to the Research License and Services Performance Obligation are recognized as revenue over time commensurate with the term of the Research Plan using a proportional performance model which depicts the Company’s performance in transferring control to the customer. The Company has concluded that it will utilize a cost-based input method to measure progress because such method best reflects the satisfaction of the performance obligation as the underlying services are provided. In applying the cost-based input method of revenue recognition, the Company uses actual costs incurred relative to the budgeted costs to complete the research program. These costs consist primarily of internal full-time equivalent effort and third-party costs. Revenue is recognized based on actual costs incurred as a percentage of total budgeted costs. A cost-based input method of revenue recognition requires management to make estimates of costs to complete the Company’s performance obligations. In making such estimates, significant judgement is required to evaluate assumptions related to cost estimates. The cumulative effect of revisions to estimated costs to complete the program will be recorded in the period in which changes are identified and amounts can be reasonably estimated. A significant change in these assumptions and estimates could have a material impact on the timing and amount of revenue recognized in future periods. As of September 30, 2020, there has been no significant change in the Company’s assumptions or estimates related to the costs to complete. Amounts allocated to the Research License and Services Performance Obligation will be recognized over the term of the Research Plan which is expected to be through approximately mid-2022. Amounts allocated to each of the Material Right Performance Obligations will be recognized as revenue upon the earlier of when: (i) the option is exercised wherein the future goods and/or services are transferred or (ii) the option expires. As of September 30, 2020, all of the material rights are outstanding as none of the material rights have either been exercised or have expired.

The aggregate amount of the transaction price allocated to the Research License and Services Performance Obligation that was unsatisfied, as of September 30, 2020 was $10.2 million, which is expected to be recognized over the respective term of the associated Research Program and development activities for each target, through approximately mid-2022. The aggregate amount of the transaction price allocated to all other performance obligations that were unsatisfied as of September 30, 2020 was $7.0 million, which is expected to be recognized upon the earlier of when the respective option is exercised or expires.

During the three and nine months ended September 30, 2020, the Company recognized $0.8 million of revenue associated with the Sarepta Research Agreement. As of September 30, 2020 there was $9.2 million of deferred revenue related to the Company’s collaboration with Sarepta which is classified as current or long-term in the accompanying condensed consolidated balance sheet based on the expected timing of satisfaction of the underlying goods and/or services. During the three and nine months ended September 30, 2020, the Company incurred $0.8 million of costs associated with its obligations under the Sarepta Research Agreement. Such costs were classified within research and development expenses for each respective period in the accompanying condensed consolidated statements of operations and comprehensive loss.

Other information

The following tables present changes in the Company’s contract assets and liabilities for the nine months ended September 30, 2020 (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30, 2020
	BALANCE BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE END OF PERIOD
Contract assets:
Accounts receivable	$—	$10,000	$(10,000)	$—
Contract liabilities:
Deferred revenue	$55,612	$10,000	$(1,275)	$64,337

During the three and nine months ended September 30, 2020 and 2019, the Company recognized the following revenue (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Revenue recognized in the period from:
Amounts included in deferred revenue at the beginning of the period	$184	$151	$505	$238
Performance obligations satisfied in prior periods	$—	$—	$—	$—

15. Collaboration agreements

Jazz collaboration and license agreement

Agreement summary

On January 2, 2019, the Company entered into a Collaboration and License Agreement (the Jazz Collaboration Agreement) with Jazz Pharmaceuticals Ireland Limited (Jazz) focused on the research, development and commercialization of exosome therapeutics to treat cancer. The Company granted Jazz an exclusive, worldwide, sublicensable, royalty-bearing license to develop, manufacture and commercialize therapeutic candidates directed at up to five oncogene targets (each, a Development and Commercialization License) to be developed using the Company’s engEx Platform for exosome therapeutics. The targets, which include NRAS and STAT3, have been validated in hematological malignancies and solid tumors but generally have been undruggable with current modalities.

Four of the targets were identified at the inception of the collaboration (the Initial Collaboration Targets) and Jazz has the option to select a fifth target in accordance with the terms of the Jazz Collaboration Agreement (an Additional Target). Jazz will also have the option to nominate an additional target (a Replacement Target) if two of the Initial Collaboration Targets fail prior to acceptance of an Investigational New Drug application (IND). As set forth in the Jazz Collaboration Agreement, early development will also include different engineered exosomes directed to the same target (each, a Backup Candidate).

Under the terms of the Jazz Collaboration Agreement, the Company is responsible for the initial development of therapeutic candidates directed at all five targets as well as the costs associated with such development activities. In addition, the Company is responsible for development costs up to and including IND acceptance, and certain development costs of the Phase 1, Phase 1/2 and Phase 2 clinical trials for each of the first two therapeutic candidates to commence clinical trials.

Following the conclusion of the applicable clinical trials for the first two candidates, and for the remaining three candidates, Jazz will be responsible for the further development and associated costs of the therapeutic candidates, including all Phase 3 and any Phase 4 clinical trials, potential regulatory submissions and commercialization for each product at its sole cost and expense. The Company has the option to participate in co-commercialization and cost/profit-sharing in the US and Canada on up to two products, subject to a one-time veto right by Jazz (which exercise of such veto may result in an additional $20.0 million milestone payment to the Company related to regulatory approval of the product). Should the Company choose to exercise this option, the Company and Jazz will equally split most of the remaining development costs and the net profits or losses in the US and Canada, while the Company would receive milestones and royalties for sales in other parts of the world. In the event that the Company does not exercise its option, the Company will receive milestones and royalties based upon sales worldwide.

As part of the Jazz Collaboration Agreement, Jazz has paid the Company an up-front payment of $56.0 million. The Company is eligible to receive up to $20.0 million in preclinical development milestone payments, the first of which is for $10.0 million and will be due from Jazz upon the second initiation of IND-enabling toxicology studies for a Collaboration Target. The Company is also eligible to receive milestone payments totaling up to $200.0 million per product based on IND acceptance, clinical and regulatory milestones, including approvals in the US, the EU and Japan, and sales milestones. In addition, the Company will receive tiered royalties on net sales of each approved product, with percentages ranging from mid-single digits in the lowest tier to high teens in the highest tier, excluding such net sales in the US and Canada if the Company has exercised its option to co-commercialize the related product. The milestone and royalty payments are each subject to reduction under certain specified conditions set forth in the Jazz Collaboration Agreement, provided, however, that in the case of a termination with respect to a licensed compound that is development candidate, Jazz will maintain its obligation to reimburse the Company for certain development costs.

Either party can terminate the agreement with respect to a region and a target upon the other party’s material breach relating to such region and target, subject to specified notice and cure provisions. Jazz also has the right to terminate the agreement in its entirety or in part (with respect to a particular collaboration target, research program, licensed compound or product, region or, in some cases, country) for convenience at any time upon 180 days’ written notice or for safety reasons immediately upon notice, provided, however, that in the case of a termination for convenience with respect to a licensed compound that is a development candidate, Jazz will maintain its obligation to reimburse the Company for certain development costs.

Absent early termination, the term of the Jazz Collaboration Agreement will continue on a country-by-country basis and licensed product-by-licensed product basis, until the expiration of the royalty payment obligations for the country and the licensed product (or, in the case of a shared territory for an optioned product, will continue for so long as such optioned product is being sold by Jazz or its affiliates or sublicensees in the shared territory). Any expiration or termination of the Collaboration Agreement does not affect the rights and obligations of the parties that accrued prior to the expiration or termination date. Upon termination of the Collaboration Agreement, all licenses granted by the Company to Jazz will immediately terminate.

Accounting analysis

The Company evaluated the Collaboration Agreement in accordance with the provisions of ASC 606. The Company concluded that the contract counterparty is a customer in the arrangement. The Company’s obligations under the collaboration arrangement comprise the following substantive promises:

•	Development and Commercialization Licenses for each of the Initial Collaboration Targets (each, a Development and Commercialization License Promise)

•

Research services related to the conduct of the applicable work plan, which provides a framework for the applicable research activities, performed on a target-by-target basis, pursuant to a program aimed at identifying and evaluating exosome therapeutics directed to the individual targets (each such program for research activities, a Research Program) and sets forth the specific activities to be undertaken over the course of such Research Program, including the associated objectives and timelines therefor (each, a Work Plan) for each of the four Initial Collaboration Targets that are the subject of the collaboration (each, a Research Services Promise)

•

Preclinical and clinical services related to the completion of the Early Development Plans (as defined below) for each of the four Initial Collaboration Targets that are the subject of the collaboration (each, a Development Services Promise)

•

Material right associated with Jazz’s ability to obtain either: (i) a Development and Commercialization License, research services pursuant to an associated Work Plan, and preclinical and clinical services pursuant to an associated plan that describes the preclinical studies, manufacturing process development, and clinical development to be performed with respect to an applicable product candidate that the parties determine is suitable for IND-enabling studies (each such product candidate, a Development Candidate) and the associated timelines, budget and resource allocation therefore (each, an Early Development Plan) for an Additional Target or (ii) research services pursuant to an associated Work Plan and preclinical and clinical services pursuant to an associated Early Development Plan for an additional Research Program for one of the Initial Collaboration Targets (an Additional Research Program, and such material right, the Program Material Right Promise)

•

Material right associated with Jazz’s ability to obtain a Development and Commercialization License, research services pursuant to an associated Work Plan and preclinical and clinical services pursuant to an associated Early Development Plan for a Replacement Target (the Replacement Target Material Right Promise)

•	Material rights associated with Jazz’s ability to obtain services with respect to non-GLP toxicology studies for two Backup Candidates (each a Backup Candidate Material Right Promise)

For purposes of evaluating the Collaboration Agreement in accordance with ASC 606, the Company has determined that the ability for Jazz to either nominate an Additional Target or request an Additional Research Program represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods and services to comparable customers. More specifically, the Development and Commercialization License and associated research services under the related Work Plan that would be provided pursuant to Jazz’s option to include an Additional Target within the scope of the arrangement would be provided at no additional cost to Jazz. Similarly, the research services under a Work Plan that would be provided upon an exercise of Jazz’s option to request an Additional Research Program would be provided at no additional cost to Jazz. Additionally, the Company has determined that the ability for Jazz to elect a Replacement Target represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods and services to comparable customers. Consistent with an Additional Target, to the extent Jazz requests that a Replacement Target be included within the scope of the arrangement, the Development and Commercialization License and associated research services under the related Work Plan would be provided at no additional cost to Jazz. Lastly, the Company determined that the ability for Jazz to request the Company to render services with respect to non-GLP toxicology studies for certain Backup Candidates represents a material right because the pricing inherent in such option also provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related services to comparable customers. Along the same lines as the other material rights, upon Jazz’s exercise, the Company would render services with respect to the conduct of non-GLP toxicology studies for one Backup Candidate for each of the first two Development Candidates at no cost to Jazz.

For purposes of evaluating the Collaboration Agreement in accordance with ASC 606, the Company determined that the Development and Commercialization License Promise for each of the Initial Collaboration Targets is neither capable of being distinct nor distinct within the context of the contract from the associated Research Services Promise and Development Services Promise. Due to the specialized nature of the services to be provided by the Company, specifically with respect to the Company’s proprietary expertise related to exosome engineering and manufacturing, the customer cannot benefit from or utilize the license without the research and development services. Moreover, the Company concluded that the Development and Commercialization License Promise, Research Services Promise and Development Services Promise for each individual target are interrelated to and interdependent on each other. Due to the nature of the services and capabilities of the parties, the customer cannot derive its intended benefit from the license without the accompanying research and development services to be performed pursuant to the underlying Work Plans and Early Development Plans. The nature of the combined performance obligation is to provide certain research and development services for targets that are designated for inclusion in the arrangement in order to transfer a combined item to the customer in the form of a product candidate for which human proof of concept has been established. As such, the Company has treated the Development and Commercialization License Promise, Research Services Promise and Development Services Promise related to each target as a combined performance obligation (each, a License and Services Performance Obligation). However, the Company has determined that the License and Services Performance Obligation associated with each target is distinct from the License and Services Performance Obligation for the other targets because: (i) Jazz can benefit from the license and research and development services for a given target on their own since the results related thereto can be evaluated discretely and (ii) each bundle for an individual target is separately identifiable since it does not affect either the Company’s ability to perform or Jazz’s ability to assess the program for any other target. Thus, the License and Services Performance Obligation for each target is a separate performance obligation. Each of the material right promises has been deemed a distinct performance obligation due to their nature as specified in ASC 606. Therefore, the Company has identified the following eight performance obligations in connection with its obligations under the Collaboration Agreement with Jazz:

•

Combined performance obligation comprising the Development and Commercialization License Promise, Research Services Promise and Development Services Promise for each of the four Initial Collaboration Targets (the License and Services Performance Obligation: Initial Collaboration Target #1, License and Services Performance Obligation: Initial Collaboration Target #2, License and Services Performance Obligation: Initial Collaboration Target #3 and License and Services Performance Obligation: Initial Collaboration Target #4, respectively)

•	Material right associated with Jazz’s option to request either: (i) an Additional Target or (ii) an Additional Research Program (the Additional Target or Program Material Right Performance Obligation)

•	Material right associated with Jazz’s option to request a Replacement Target (the Replacement Target Material Right Performance Obligation)

•

Material right associated with Jazz’s option to request certain Backup Candidates (the Backup Candidate Material Right Performance Obligation: Backup Candidate #1 and Backup Candidate Material Right Performance Obligation: Backup Candidate #2, respectively)

At inception of the arrangement, the Company measured the transaction price solely in reference to the $56.0 million non-refundable and non-creditable up-front payment. None of the variable consideration payable under the arrangement has been included in the transaction price at inception. The Company estimates the amount of variable consideration to which it expects to be entitled associated with cost reimbursements, in addition to preclinical development, IND acceptance, clinical and regulatory milestones, using the most likely amount method. The Company has not included any cost reimbursements in the transaction price at inception due to the uncertainty around the Company’s receipt of such amounts as it is dependent upon viable product candidates progressing through development. All preclinical development, IND acceptance, clinical and regulatory milestone payments have been excluded from the transaction price at inception due to the uncertainty of initiating the specified phase of preclinical development, achieving the associated development criteria or receiving approval or acknowledgement from the relevant regulatory authorities. Further, regulatory milestone payments will be excluded from the transaction price until the associated regulatory milestone is achieved. The sales milestone payments, royalties and profit share are subject to the royalty recognition constraint because the associated license is deemed to be the sole or predominant item to which the payments relate. The Company will update its assessment of the estimated transaction price at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. There have been no changes to the Company’s estimate of variable consideration through December 31, 2019.

The Company allocated the transaction price of $56.0 million to each of the identified performance obligations on a relative standalone selling price basis. Certain elements of variable consideration are attributable to specific performance obligations; however, no amounts of variable consideration have been included in the transaction price. Through December 31, 2019, the Company has not achieved any preclinical development, IND acceptance, clinical, regulatory or sales milestones or earned any royalties or profit share under the Collaboration Agreement (unaudited). The Company determined the standalone selling prices for each of the performance obligations included in the Collaboration Agreement considering relevant market conditions, entity-specific factors and information about the customer, while maximizing the use of available observable inputs. As a result, the transaction price was allocated to the identified performance obligations as follows (in thousands):

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation: Initial Collaboration Target #1	$10,792
License and Services Performance Obligation: Initial Collaboration Target #2	12,974
License and Services Performance Obligation: Initial Collaboration Target #3	12,643
License and Services Performance Obligation: Initial Collaboration Target #4	15,062
Additional Target or Program Material Right Performance Obligation	3,237
Replacement Target Material Right Performance Obligation	1,198
Backup Candidate Material Right Performance Obligation: Backup Candidate #1	47
Backup Candidate Material Right Performance Obligation: Backup Candidate #2	47

Transaction Price	$56,000

The standalone selling price for each of the License and Services Performance Obligations was estimated using a hybrid approach whereby the standalone selling price for each of the Development and Commercialization License Promises was estimated using an income approach, while the standalone selling price of the Research Services Promises and Development Services Promises for each of the plans associated with the individual targets were estimated using an expected cost-plus margin approach. The discounted cash flow analysis utilized in deriving the estimated standalone selling price for each of the Development and Commercialization License Promises included such key assumptions as: development timeline, revenue forecast, discount rate and probabilities of technical and regulatory success. The cost-plus margin approach utilized in deriving the estimated standalone selling price for the Research Services Promises and Development Services Promises for each target was based on the estimate of the overall effort to perform the underlying Work Plans and Early Development Plans and an estimated market rate for the associated services. The standalone selling prices for the Additional Target or Program Material Right Performance Obligation and Replacement Target Material Right Performance Obligation were estimated based on a similar hybrid approach as the License and Services Performance Obligations, but also contemplated the discount the customer could receive without exercising the corresponding option and the likelihood that the respective option will be exercised. The standalone selling price for the Additional Target or Program Material Right Performance Obligation also reflects the likelihood that each of the alternatives will be selected by Jazz. Lastly, the standalone selling prices for the Backup Candidate Material Right Performance Obligations was estimated using an expected cost-plus margin approach based on the estimate of the overall effort to perform the associated non-GLP toxicology studies.

Amounts allocated to each of the License and Services Performance Obligations is recognized as revenue over time commensurate with the term of the associated Research Program and development activities performed pursuant to a program focused on establishing human proof-of-concept for a given target using a proportional performance model which depicts the Company’s performance in transferring control to the customer. The Company utilizes a cost-based input method to measure progress because such method best reflects the satisfaction of the performance obligation as the underlying services are provided. In applying the cost-based input method of revenue recognition, the Company uses actual costs incurred relative to the budgeted costs to complete each of the respective programs. These costs consist primarily of internal full-time equivalent effort and third-party costs. Allocated amounts are recognized as revenue based on actual costs incurred as a percentage of total budgeted costs. A cost-based input method of revenue recognition requires management to make estimates of costs to complete the Company’s performance obligations. In making such estimates, significant judgment is required to evaluate assumptions related to cost estimates. The cumulative effect of revisions to estimated costs to complete the programs is recorded in the period in which changes are identified and amounts can be reasonably estimated. A significant change in these assumptions and estimates could have a material impact on the timing and amount of revenue recognized in future periods. Amounts allocated to each of the Additional Target or Program Material Right Performance Obligation, Replacement Target Material Right Performance Obligation and Backup Candidates Material Right Performance Obligations will be recognized as revenue upon the earlier of when: (i) the option is exercised wherein the future goods and/or services are transferred or (ii) the option expires. As of December 31, 2019, all of the material rights are outstanding as none of the material rights have either been exercised or have expired (unaudited).

The aggregate amount of the transaction price allocated to the License and Services Performance Obligations that are unsatisfied, as of December 31, 2019 was $51.1 million, respectively, which is expected to be recognized over the respective term of the associated Research Program and development activities for each target, through approximately 2025. The aggregate amount of the transaction price allocated to all other performance obligations that are unsatisfied as of December 31, 2019 was $4.5 million, which is expected to be recognized upon the earlier of when the respective option is exercised or expires.

The Company’s revenue during the year ended December 31, 2019 was generated solely from the Collaboration Agreement. During the year ended December 31, 2019, the Company recognized $0.4 million of revenue associated with the collaboration arrangement. As of December 31, 2019 there is $55.6 million of deferred revenue related to the Company’s collaboration with Jazz which is classified as current or long-term in the accompanying balance sheet based on the expected timing of satisfaction of the underlying goods and/or services. During the year ended December 31, 2019, the Company incurred $2.1 million of costs associated with its obligations under the arrangement with Jazz which is classified within research and development expenses in the accompanying statements of operations.

Sarepta license and option agreement

Agreement summary

On June 17, 2020, the Company entered into a two-year Research License and Option Agreement (the Sarepta Research Agreement) with Sarepta Therapeutics (Sarepta) focused on the use of exosomes for non-viral delivery of AAV, gene-editing and RNA therapeutics to address five agreed targets associated with neuromuscular diseases. Pursuant to the Sarepta Research Agreement, the Company is receiving funding to conduct collaborative research and Sarepta has options to enter into exclusive, worldwide licenses for each of the agreed targets to develop, commercialize and manufacture therapeutic candidates developed using the Company’s engEx Platform. For each target option exercised, the Company will be eligible to receive an option exercise fee, milestones and royalties. Each target is well-understood to be therapeutically relevant to its associated neuromuscular disease.

Under the terms of the Sarepta Research Agreement, the Company granted to Sarepta a non-exclusive, royalty-free, worldwide license, with a limited right to sublicense, to use certain intellectual property of the Company in the conduct of activities for which Sarepta is responsible under the Sarepta Research Agreement (the Research License). The Sarepta Research Agreement provides that the activities conducted by the parties will be performed in accordance with a research plan which sets forth the activities to be undertaken over the course of the Sarepta Research Agreement covering all targets included in the agreement (the Research Plan). The Company is responsible for the conduct of all activities to which it is assigned under the Research Plan. The Sarepta Research Agreement initially covers five agreed targets as selected by Sarepta at inception of the Sarepta Research Agreement (each, a Research Target). However, Sarepta has the right to replace up to two of the Research Targets with certain other agreed pre-named targets. To the extent a target is replaced, the original target is discontinued as a Research Target under the arrangement and the replacement target becomes a Research Target under the Sarepta Research Agreement.

Pursuant to the terms of the Sarepta Research Agreement, the Company granted to Sarepta an option to obtain an exclusive, worldwide, sublicensable license to use certain intellectual property of the Company for the development, manufacturing and commercialization of exosome therapeutic candidates directed to one or more of the Research Targets (the Sarepta Option). Each of the licenses that would be issued upon exercise of the Sarepta Option cover the use of the Company’s intellectual property in the exploitation of therapeutics directed to a particular target (each, a Development and Commercialization License). Options may be exercised on a Research Target-by-Research Target basis any time prior to completion of the research activities for the respective target, but not later than June 17, 2022, subject to extension to December 17, 2022 (the Option Term). Following option exercise, the parties will execute a definitive license agreement that outlines the terms and conditions of the collaboration arrangement that would govern the further development and commercialization of exosome therapeutics directed to the subject target (the Collaboration Agreement), contingent on remittance of the option exercise fee.

Under the terms of the Collaboration Agreement which would be entered into upon the exercise of the option by Sarepta, the Company would be responsible for the conduct of the associated pre-clinical development through the generation of a development candidate directed to the applicable target in accordance with a plan which sets forth the activities to be conducted with respect to each pre-clinical development program (each, a Pre-Clinical Development Plan). Additionally, the Company is obligated to provide manufacturing and supply through the completion of Phase 2 clinical trials. The Company is entitled to receive reimbursement of costs incurred with respect to the activities performed in the execution of the Pre-Clinical Development Plans and any manufacturing activities. Following the selection of a development candidate from a pre-clinical development program, Sarepta is responsible for any further development, regulatory matters and commercialization at its sole cost and expense.

Under the terms of the Sarepta Research Agreement, the Company received up-front and non-refundable cash payments totaling $10.0 million, consisting of a $7.0 million up-front payment and a $3.0 million up-front research services prepayment. In addition, the Company is eligible for the reimbursement of costs incurred in the execution of the Research Plan. To the extent Sarepta exercises its option and the parties enter into a Collaboration Agreement with respect to any target included in the arrangement, Sarepta would be obligated to remit an option exercise payment of $12.5 million to the Company per target, up to a total of $62.5 million if all options are exercised. Conditional on the exercise of the Sarepta Option and execution of a Collaboration Agreement, the Company may earn potential development and regulatory milestones and tiered royalties on net sales of licensed products. The Company is eligible to receive up to $192.5 million in development and regulatory milestones per target. One of the selected targets is eligible to generate additional milestone payments on the achievement of certain development and regulatory milestones. Also, to the extent any of the product candidates are commercialized, the Company would be entitled to receive tiered royalty payments ranging from the mid-single digits in the lowest tier to the low teens in the highest tier. Royalties are payable on a licensed product-by-licensed product and country-by-country basis from the first commercial sale until the later of (a) 10 years from first commercial sale,(b) expiration of all valid claims of licensed patent rights and (c) expiration of regulatory exclusivity. The royalty payments are subject to reduction under certain conditions to be specified in the license agreement.

Either party can terminate the Sarepta Research Agreement upon the other party’s material breach, subject to specified notice and cure provisions. Sarepta also has the right to terminate the Sarepta Research Agreement in its entirety or in part (with respect to a particular target) for convenience at any time upon specified written notice, subject to an obligation to pay the Company’s related personnel costs for a specified period of time after the effective date of termination as well as to pay for any unavoidable costs as a result of the termination. Any expiration or termination of the Sarepta Research Agreement does not affect the rights and obligations of the parties that accrued prior to the expiration or termination date. Upon termination of the Sarepta Research Agreement, the license and options granted by the Company to Sarepta will immediately terminate.

Absent early termination, the term of the Sarepta Research Agreement will continue for two years plus additional specified time, if needed, for the execution of the Collaboration Agreement should Sarepta exercise its option.

Accounting analysis (unaudited)

The Company evaluated the Research Agreement in accordance with the provisions of ASC 606. The Company concluded that the contract counterparty is a customer in the arrangement. The Company’s obligations under the research and option arrangement comprise the following seven substantive promises:

•	Research License covering all of the Research Targets that are the subject of the research alliance (the Research License Promise)

•	Research services related to the conduct of the Research Plan covering all of the Research Targets that are the subject of the research alliance (the Research Services Promise)

•

Material rights associated with Sarepta’s ability to obtain a Development and Commercialization License and related preclinical development services and manufacturing for each of the five Research Targets that are the subject of the research alliance (each, a Material Right Promise)

For purposes of evaluating the Research Agreement in accordance with ASC 606, the Company determined that the ability for Sarepta to acquire a Development and Commercialization License and the related preclinical development services and manufacturing for each of the Research Targets that are the subject of the arrangement represents a material right because the pricing inherent in such option provides the customer with a discount that is incremental to the range of discounts that would otherwise be granted for the related goods to comparable customers. More specifically, primarily as a function of the economics of the arrangement whereby the consideration to be received exceeds the value of the license and services to be provided, the pricing of the option was determined to contain an implicit discount.

For purposes of evaluating the Research Agreement in accordance with ASC 606, the Company determined that the Research License Promise is neither capable of being distinct nor distinct within the context of the contract from the associated Research Services Promise. Due to the specialized nature of the services to be provided by the Company, specifically with respect to the Company’s proprietary expertise related to exosome engineering and manufacturing, the customer cannot benefit from the license without the research services. And Sarepta will be utilizing the license to perform additional discovery and research efforts as part of the overall work being conducted by the Company. As such, the license rights do not have utility outside of the context of the activities under the Research Plan. Moreover, the Company concluded that the Research License Promise and Research Services Promise are interrelated to and interdependent on each other. Due to the nature of the services and capabilities of the parties, the customer cannot derive its intended benefit from the license without the accompanying research services to be performed pursuant to the underlying Research Plan. The nature of the combined performance obligation is to provide certain research services for targets that are designated for inclusion in the arrangement in order to transfer a combined item to the customer in the form of certain exosome-based constructs from which product candidates can be derived. As such, the Company has treated the Research License Promise and Research Services Promise as a combined performance obligation. Each of the material right promises has been deemed a distinct performance obligation due to their nature as specified in ASC 606. Therefore, the Company has identified the following six performance obligations in connection with its obligations under the Research Agreement with Sarepta:

•	Combined performance obligation comprising the Research License Promise and Research Services Promise (the License and Services Performance Obligation)

•

Material rights associated with Sarepta’s option to obtain a Development and Commercialization License and related preclinical development services and manufacturing for each Research Target (the Material Right Performance Obligation: Research Target #1, Material Right Performance Obligation: Research Target #2, Material Right Performance Obligation: Research Target #3, Material Right Performance Obligation: Research Target #4 and Material Right Performance Obligation: Research Target #5, respectively)

At inception of the Research Agreement, the Company determined that the aggregate transaction price totaled approximately $18.0 million which comprises: (i) $7.0 million up-front payment, (ii) $3.0 million up-front research services prepayment and (iii) $8.0 million related to the estimate of cost reimbursements to be received for activities performed under the Research Plan. The Company estimates the amount of variable consideration to which it expects to be entitled associated with cost reimbursements using the most likely amount method. The Company will update its assessment of the estimated transaction price, including a reevaluation of the constraint, at the end of each reporting period and as uncertain events are resolved or other changes in circumstances occur. Amounts that may become due under the Collaboration Agreement and the associated option exercise fee have been excluded from the measurement of the transaction price.

The Company allocated the transaction price to each of the identified performance obligations on a relative standalone selling price basis, or in the case of variable consideration, to one or more specific performance obligations. The Company determined the standalone selling prices for each of the performance obligations included in the Research Agreement considering relevant market conditions, entity-specific factors and information about the customer, while maximizing the use of available observable inputs. As a result, the transaction price was allocated to the identified performance obligations as follows:

PERFORMANCE OBLIGATION	ALLOCATED TRANSACTION PRICE
License and Services Performance Obligation	$11,000
Material Right Performance Obligation: Research Target #1	1,400
Material Right Performance Obligation: Research Target #2	1,400
Material Right Performance Obligation: Research Target #3	1,400
Material Right Performance Obligation: Research Target #4	1,400
Material Right Performance Obligation: Research Target #5	1,400

Transaction Price	$18,000

The standalone selling price for the License and Services Performance Obligation was estimated primarily using an expected cost-plus margin approach. The cost-plus margin approach utilized in deriving the estimated standalone selling price was based on the estimate of the overall effort to perform the underlying Research Plan and an estimated market rate for the associated services. The Company determined that the standalone selling price for each of the Material Right Performance Obligations is the same across all targets. The Company considered factors such as the early stage of development, license rights and likelihood of exercise.

Amounts allocated to the License and Services Performance Obligation are recognized as revenue over time commensurate with the term of the Research Plan using a proportional performance model which depicts the Company’s performance in transferring control to the customer. The Company has concluded that it will utilize a cost-based input method to measure progress because such method best reflects the satisfaction of the performance obligation as the underlying services are provided. In applying the cost-based input method of revenue recognition, the Company uses actual costs incurred relative to the budgeted costs to complete the research program. These costs consist primarily of internal full-time equivalent effort and third-party costs. Revenue is recognized based on actual costs incurred as a percentage of total budgeted costs. A cost-based input method of revenue recognition requires management to make estimates of costs to complete the Company’s performance obligations. In making such estimates, significant judgement is required to evaluate assumptions related to cost estimates. The cumulative effect of revisions to estimated costs to complete the program will be recorded in the period in which changes are identified and amounts can be reasonably estimated. A significant change in these assumptions and estimates could have a material impact on the timing and amount of revenue recognized in future periods. Amounts allocated to the License and Services Performance Obligation will be recognized over the term of the Research Plan which is expected to be through approximately mid-2022. Amounts allocated to each of the Material Right Performance Obligations will be recognized as revenue upon the earlier of when: (i) the option is exercised wherein the future goods and/or services are transferred or (ii) the option expires.

Other information

The following tables present changes in the Company’s contract assets and liabilities for the year ended December 31, 2019 (in thousands):

	AS OF DECEMBER 31, 2019
	BALANCE BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE END OF PERIOD
Contract assets:
Accounts receivable	$—	$56,000	$(56,000)	$—
Contract liabilities:
Deferred revenue	$—	$56,000	$(388)	$55,612

During the year ended December 31, 2019, the Company recognized the following revenue (in thousands):

YEAR ENDED DECEMBER 31, 2019
Revenue recognized in the period from:
Amounts included in deferred revenue at the beginning of the period	$—
Performance obligations satisfied in prior periods	$—